Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BA Credit Card Trust, Class A1, 0.44%, 09/15/26	$50	$50,005

Total Asset-Backed Securities — 0.0%
(Cost: $49,999)		50,005

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	228,692
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	57,054
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	150	166,859
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	116,798
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	490	527,063
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50 (Call 02/15/25)(a)	130	136,761
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	140	151,725
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	275	302,653
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	121,082
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	141,171
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	170	175,798
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	50	55,289
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	30	30,890
		2,211,835
Total Collaterized Mortgage Obligations — 1.7%
(Cost: $2,102,902)		2,211,835

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	10,612
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	10	9,980
7.75%, 04/15/28 (Call 04/15/24)(b)	10	10,250
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	11,635
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	5	4,821
3.75%, 02/15/28 (Call 02/15/23)	10	10,091
4.00%, 02/15/30 (Call 02/15/25)	5	5,038
4.88%, 01/15/29 (Call 01/15/24)	5	5,261
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	4,773
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	5	4,953
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,986
	Par
Security	(000)	Value

Advertising (continued)
5.00%, 08/15/27 (Call 08/15/22)(b)	$10	$10,358
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	16,094
		108,852
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	10	10,389
3.25%, 03/01/28 (Call 12/01/27)	5	5,240
5.04%, 05/01/27 (Call 03/01/27)	40	46,128
5.15%, 05/01/30 (Call 02/01/30)	75	88,056
Embraer Netherlands Finance BV, 5.40%, 02/01/27	5	5,314
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	30	33,603
3.75%, 05/15/28 (Call 02/15/28)	25	28,293
Howmet Aerospace Inc., 6.75%, 01/15/28	10	11,957
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	10,472
3.85%, 12/15/26 (Call 09/15/26)	2	2,244
4.40%, 06/15/28 (Call 03/15/28)	14	16,081
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	21,828
3.25%, 01/15/28 (Call 10/15/27)	29	31,447
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	27,244
3.50%, 03/15/27 (Call 12/15/26)	25	27,658
4.13%, 11/16/28 (Call 08/16/28)	35	39,953
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	15	15,054
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	9,675
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	10	9,876
4.88%, 05/01/29 (Call 05/01/24)(b)	10	9,909
5.50%, 11/15/27 (Call 11/15/22)	25	25,953
7.50%, 03/15/27 (Call 03/15/22)	10	10,678
		487,052
Agriculture — 0.2%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	10	10,517
4.80%, 02/14/29 (Call 11/14/28)	12	13,782
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,680
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	49,283
3.46%, 09/06/29 (Call 06/06/29)	20	20,840
3.56%, 08/15/27 (Call 05/15/27)	47	50,031
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	5	5,408
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	27,158
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	10,949
3.38%, 08/15/29 (Call 05/15/29)	50	54,555
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	15	15,158
10.50%, 11/01/26 (Call 11/01/21)(b)	8	8,498
		276,859
Airlines — 0.3%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	48	52,994
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	30	32,098
American Airlines Pass Through Trust Series 2014-1, Class A, 3.70%, 04/01/28	4	3,225

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Airlines (continued)
Series 2015-1, Class A, 3.38%, 11/01/28	$21	$20,732
Series 2016-2, Class AA, 3.20%, 12/15/29(c)	4	4,069
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	10	9,960
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	50	54,619
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	25	26,975
5.13%, 06/15/27 (Call 04/15/27)	25	29,272
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	25	25,891
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	4,132
Series 2020-1, Class A, 5.88%, 04/15/29	95	105,178
		369,145
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	5,057
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	15	14,775
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	15	15,986
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	35	38,330
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	10,229
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,238
		89,615
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	10	9,608
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,237
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,437
American Honda Finance Corp.
2.30%, 09/09/26	10	10,576
3.50%, 02/15/28	16	17,792
BMW U.S. Capital LLC
3.75%, 04/12/28 (Call 01/12/28)(b)	25	28,026
4.15%, 04/09/30 (Call 01/09/30)(b)	50	57,828
Daimler Finance North America LLC, 8.50%, 01/18/31	60	89,911
Ford Holdings LLC, 9.30%, 03/01/30	15	19,755
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	85	90,176
6.38%, 02/01/29	5	5,702
6.63%, 10/01/28	5	5,810
9.63%, 04/22/30 (Call 01/22/30)	5	6,974
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	50	58,264
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	35	38,252
5.65%, 01/17/29 (Call 10/17/28)	25	30,218
Hyundai Capital America
3.00%, 02/10/27 (Call 12/10/26)(b)	5	5,292
6.38%, 04/08/30 (Call 01/08/30)(b)	50	64,238
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	10	10,933
Toyota Motor Corp., 2.76%, 07/02/29	4	4,252
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	55,287
		619,568
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(c)	25	26,548
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 05/15/22)(b)	20	21,754
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	5,162
5.63%, 06/15/28 (Call 06/15/23)	15	16,181
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	$5	$5,279
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	5,222
5.00%, 05/31/26 (Call 06/28/21)	10	10,248
5.25%, 04/30/31 (Call 01/30/31)	25	25,500
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	41	45,223
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	5,025
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	5,164
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(c)	10	9,927
5.13%, 04/15/29 (Call 04/15/24)(b)	15	14,999
7.88%, 01/15/29 (Call 01/15/24)(b)	5	5,604
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	5	5,209
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	5	5,027
		212,072
Banks — 4.4%
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(a)	70	70,605
2.59%, 04/29/31 (Call 04/29/30)(a)	60	61,082
3.19%, 07/23/30 (Call 07/23/29)(a)	50	53,297
3.25%, 10/21/27 (Call 10/21/26)	95	103,387
3.42%, 12/20/28 (Call 12/20/27)(a)	25	27,341
3.59%, 07/21/28 (Call 07/21/27)(a)	25	27,566
3.82%, 01/20/28 (Call 01/20/27)(a)	15	16,759
3.97%, 03/05/29 (Call 03/05/28)(a)	10	11,208
3.97%, 02/07/30 (Call 02/07/29)(a)	50	56,185
4.27%, 07/23/29 (Call 07/23/28)(a)	56	63,976
Series L, 4.18%, 11/25/27 (Call 11/25/26)	70	78,840
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	35	38,650
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,633
3.00%, 10/30/28 (Call 07/30/28)	35	37,667
3.25%, 05/16/27 (Call 02/16/27)	30	33,091
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28)(a)	200	232,480
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	208,056
CIT Group Inc., 6.13%, 03/09/28	5	6,084
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29)(a)	60	62,904
3.20%, 10/21/26 (Call 07/21/26)	25	27,203
3.52%, 10/27/28 (Call 10/27/27)(a)	60	65,964
3.67%, 07/24/28 (Call 07/24/27)(a)	25	27,667
3.89%, 01/10/28 (Call 01/10/27)(a)	25	27,960
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	40	45,081
4.08%, 04/23/29 (Call 04/23/28)(a)	17	19,183
4.13%, 07/25/28	25	28,160
4.30%, 11/20/26	10	11,325
4.41%, 03/31/31 (Call 03/31/30)(a)	70	80,654
4.45%, 09/29/27	50	57,210
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	20	20,328
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	56,736
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,592
3.90%, 03/16/28(b)	25	28,422
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	250	278,400

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	$10	$10,555
3.95%, 03/14/28 (Call 02/14/28)	25	28,635
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	60	61,679
3.50%, 11/16/26 (Call 11/16/25)	43	47,051
3.69%, 06/05/28 (Call 06/05/27)(a)	45	49,825
3.81%, 04/23/29 (Call 04/23/28)(a)	55	61,029
4.22%, 05/01/29 (Call 05/01/28)(a)	45	51,146
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(a)	200	222,398
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	50	51,339
ING Groep NV, 3.95%, 03/29/27	200	225,228
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	60	60,955
2.58%, 04/22/32 (Call 04/22/31)(a)	85	85,876
2.74%, 10/15/30 (Call 10/15/29)(a)	65	67,407
2.95%, 10/01/26 (Call 07/01/26)	30	32,442
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	60	62,186
3.20%, 06/15/26 (Call 03/15/26)	15	16,430
3.51%, 01/23/29 (Call 01/23/28)(a)	30	32,911
3.54%, 05/01/28 (Call 05/01/27)(a)	10	11,035
3.78%, 02/01/28 (Call 02/01/27)(a)	75	83,570
4.01%, 04/23/29 (Call 04/23/28)(a)	70	78,943
4.20%, 07/23/29 (Call 07/23/28)(a)	40	45,815
7.63%, 10/15/26	10	13,155
KeyCorp., 2.55%, 10/01/29	15	15,542
KfW
1.75%, 09/14/29	70	71,383
2.88%, 04/03/28	25	27,655
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	31,273
Series 37, 2.50%, 11/15/27	30	32,346
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,441
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	29,448
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	56,184
3.74%, 03/07/29	35	39,084
3.96%, 03/02/28	15	16,904
4.05%, 09/11/28	35	39,885
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30)(a)	200	203,116
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	70	72,299
3.13%, 07/27/26	25	27,216
3.59%, 07/22/28 (Call 07/22/27)(a)	50	55,337
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	60	66,129
3.77%, 01/24/29 (Call 01/24/28)(a)	50	55,694
3.95%, 04/23/27	25	28,168
4.35%, 09/08/26	30	34,170
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	10	9,950
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	57,113
3.15%, 05/19/27 (Call 04/19/27)	5	5,483
3.45%, 04/23/29 (Call 01/23/29)	60	66,503
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	10	10,698
4.40%, 07/13/27 (Call 04/14/27)	10	11,230
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	220,572
	Par
Security	(000)	Value

Banks (continued)
State Street Corp., 3.03%, 11/01/34 (Call 11/01/29)(a)	$33	$34,578
Sumitomo Mitsui Financial Group Inc.
3.01%, 10/19/26	50	54,114
3.36%, 07/12/27	90	98,857
3.54%, 01/17/28	35	38,511
4.31%,10/16/28	5	5,755
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	50	55,495
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	50	56,361
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	34,224
Series X, 3.15%, 04/27/27 (Call 03/27/27)	35	38,343
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,396
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30)(a)	70	71,631
2.88%, 10/30/30 (Call 10/30/29)(a)	60	62,942
3.00%, 10/23/26	35	37,971
3.20%, 06/17/27 (Call 06/17/26)(a)	15	16,305
3.58%, 05/22/28 (Call 05/22/27)(a)	45	49,757
4.15%, 01/24/29 (Call 10/24/28)	85	97,267
4.30%, 07/22/27	40	45,745
Westpac Banking Corp.
2.70%, 08/19/26	25	26,900
3.35%, 03/08/27	25	27,758
4.11%, 07/24/34 (Call 07/24/29)(a)	51	55,433
		5,612,472
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	45	49,378
4.00%, 04/13/28 (Call 01/13/28)	37	42,006
4.75%, 01/23/29 (Call 10/23/28)	35	41,324
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(d)	50	52,686
Coca-Cola Co. (The)
1.00%, 03/15/28	50	48,347
2.13%, 09/06/29	55	55,825
2.90%, 05/25/27	5	5,471
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	21,243
3.70%, 12/06/26 (Call 09/06/26)	25	27,801
4.65%, 11/15/28 (Call 08/15/28)	25	29,166
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,676
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	5	5,326
3.20%, 05/01/30 (Call 02/01/30)	60	64,067
3.43%, 06/15/27 (Call 03/15/27)	5	5,514
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	35	37,594
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	9,742
2.38%, 10/06/26 (Call 07/06/26)	90	96,309
2.63%, 07/29/29 (Call 04/29/29)	5	5,306
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	10	10,013
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	10	10,026
		624,820
Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	85	86,598
3.20%, 11/02/27 (Call 08/02/27)	2	2,193

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	$15	$14,781
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	10	9,819
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)	20	21,593
		134,984
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,584
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,657
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	5	5,203
6.75%, 06/01/27 (Call 06/01/22)(b)	4	4,280
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	50	51,465
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	10	10,678
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	5	5,170
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	21,386
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	15,847
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)	10	10,365
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	5,009
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	27,553
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	27,932
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,990
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	10	10,430
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	5	4,743
4.38%, 07/15/30 (Call 07/15/25)(b)	10	10,118
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,583
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,354
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,573
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(b)	10	10,234
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	4,964
		288,118
Chemicals — 0.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	5	5,021
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,346
CF Industries Inc., 4.50%, 12/01/26(b)	35	40,302
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(b)	15	16,020
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	215,352
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	59,270
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	47,209
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10	10,753
3.25%, 12/01/27 (Call 09/01/27)	35	38,723
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,029
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(b)	200	201,614
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	10,218
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	10	11,305
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	11,050
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,942
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,724
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	5,472
	Par
Security	(000)	Value

Chemicals (continued)
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	$10	$10,760
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	20	20,999
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	10	10,407
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	11,149
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	28,237
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	25	27,184
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	21,002
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	15	16,537
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	20	19,914
6.63%, 05/01/29 (Call 05/01/24)(b)	5	4,967
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,618
3.45%, 06/01/27 (Call 03/01/27)	45	49,742
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	5	5,120
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	10	10,241
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	5	5,110
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	10	10,966
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/15/23)(b)	10	10,533
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	7,024
		978,860
Commercial Services — 0.6%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	10	10,024
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	15	15,927
9.75%, 07/15/27 (Call 07/15/22)(b)	15	16,539
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	15	14,989
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	5,011
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)	5	5,295
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	5,202
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	5	5,154
5.38%, 03/01/29 (Call 03/01/24)(b)	10	10,400
5.75%, 07/15/27 (Call 07/15/22)(b)	5	5,248
Brink's Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	5,148
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	5	4,992
Celestial-Saturn Merger Sub Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	5	4,941
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	20	22,495
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	5,211
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	10	10,912
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,955
9.50%, 11/01/27 (Call 11/01/22)(b)	25	27,666
Gartner Inc., 3.75%, 10/01/30 (Call 10/01/25)(b)	10	10,040
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	10,267
4.45%, 06/01/28 (Call 03/01/28)	10	11,444
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,805
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,659
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	10	10,811
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	5	5,024

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	$5	$4,921
Moody's Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,421
4.25%, 02/01/29 (Call 11/01/28)	5	5,727
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(b)(c)	20	19,898
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	10	10,310
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	10	10,576
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,826
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	50	50,725
2.65%, 10/01/26 (Call 08/01/26)	10	10,714
2.85%, 10/01/29 (Call 07/01/29)	5	5,309
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,605
6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,500
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	25	26,266
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	5,348
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	5	5,253
8.25%, 07/01/27 (Call 07/01/23)	5	5,560
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	51,707
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	9,709
4.00%, 05/15/31 (Call 05/15/26)	15	15,283
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	5	5,218
Square Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	10	10,080
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	4,924
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	27,187
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,852
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	50	49,974
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,509
3.88%, 02/15/31 (Call 08/15/25)	10	10,054
4.00%, 07/15/30 (Call 07/15/25)	10	10,193
4.88%, 01/15/28 (Call 01/15/23)	25	26,388
5.50%, 05/15/27 (Call 05/15/22)	25	26,440
5.88%, 09/15/26 (Call 09/15/21)	10	10,403
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	45	50,686
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,303
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	10	9,994
		796,022
Computers — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	5	5,068
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	30	29,293
2.05%, 09/11/26 (Call 07/11/26)	5	5,244
2.20%, 09/11/29 (Call 06/11/29)	10	10,272
2.45%, 08/04/26 (Call 05/04/26)	80	85,356
2.90%, 09/12/27 (Call 06/12/27)	40	43,557
3.20%, 05/11/27 (Call 02/11/27)	30	33,165
3.35%, 02/09/27 (Call 11/09/26)	10	11,117
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	5	4,997
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	15,886
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,007
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	10	9,819
	Par
Security	(000)	Value

Computers (continued)
Dell Inc., 7.10%, 04/15/28	$5	$6,309
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)(b)	60	73,541
6.20%, 07/15/30 (Call 04/15/30)(b)	50	62,730
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,874
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	50	53,319
International Business Machines Corp., 1.70%, 05/15/27 (Call 03/15/27)	100	101,573
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)(b)	50	48,065
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	10	10,293
5.13%, 04/15/29 (Call 04/15/24)(b)	10	10,258
5.25%, 10/01/30 (Call 10/01/25)(b)	10	10,370
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	5	5,137
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	5,188
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	2	2,017
4.13%, 01/15/31 (Call 10/15/30)(b)	10	9,949
4.88%, 06/01/27 (Call 03/01/27)	8	8,746
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	5,466
		678,616
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	5	5,000
5.50%, 06/01/28 (Call 06/01/23)(b)	10	10,622
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	5,158
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,741
2.85%, 08/11/27	10	10,967
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	100	101,758
		144,246
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,931
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	5	5,071
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	20	19,362
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,447
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	24,612
		64,423
Diversified Financial Services — 0.8%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	10	10,437
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	25	26,597
4.63%, 10/01/28 (Call 07/01/28)	10	11,179
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	8,664
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	22,238
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	13	14,026
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	5	5,095
Avolon Holdings Funding Ltd., 2.75%, 02/21/28 (Call 12/21/27)(b)	50	48,739
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	25	27,311

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	$50	$56,983
4.85%, 03/29/29 (Call 12/29/28)	10	11,646
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	10	11,087
3.75%, 03/09/27 (Call 02/09/27)	5	5,604
3.80%, 01/31/28 (Call 12/31/27)	25	28,057
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	27,357
3.25%, 05/22/29 (Call 02/22/29)	5	5,464
4.00%, 02/01/29 (Call 11/01/28)	5	5,718
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	30,494
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	5	5,668
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	39,317
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	5	5,459
Jefferies Group LLC, 6.45%, 06/08/27	15	18,748
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,827
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	18	19,637
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	4,955
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	25	24,851
4.38%, 05/15/31 (Call 05/15/26)(b)	5	5,001
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	5	5,455
2.95%, 06/01/29 (Call 03/01/29)	14	15,130
3.35%, 03/26/30 (Call 12/26/29)	50	55,663
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	20	20,889
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	15	16,770
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	4,867
5.50%, 08/15/28 (Call 08/15/23)(b)	10	9,903
6.00%, 01/15/27 (Call 01/15/23)(b)	5	5,161
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	25	25,438
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	5,028
6.88%, 08/15/28 (Call 08/15/23)(b)	17	17,586
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	56	63,833
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	25	26,677
ORIX Corp., 3.70%, 07/18/27	25	27,961
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(b)	10	9,710
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	205,598
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,452
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/01/24)(b)	10	9,737
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	27,389
5.15%, 03/19/29 (Call 12/19/28)	10	11,667
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	5	4,940
		1,066,013
Electric — 1.3%
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,317
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,600
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	27,165
	Par
Security	(000)	Value

Electric (continued)
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	$5	$5,199
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	10	10,527
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	15,160
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,878
5.00%, 02/01/31 (Call 02/01/26)(b)	10	9,689
5.13%, 03/15/28 (Call 03/15/23)(b)	20	20,150
5.25%, 06/01/26 (Call 06/28/21)(b)	15	15,437
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,671
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	15	14,547
5.00%, 09/15/26 (Call 09/15/21)	5	5,163
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	13	14,411
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	5	5,332
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,846
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	27,225
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	11,281
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	15	17,133
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	53,985
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	10,862
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	12,996
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	10,275
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	50	50,032
2.65%, 09/01/26 (Call 06/01/26)	45	47,650
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	25,960
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	30	33,538
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	35	37,273
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	50	57,619
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	10	10,497
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	50	51,759
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,769
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	28,099
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	9,404
Series B, 4.40%, 07/15/27 (Call 04/15/27)	15	16,327
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	25	25,562
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,404
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,816
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,578
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	50	55,815
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	10,419
3.35%, 11/15/27 (Call 08/15/27)	5	5,468
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	56,193
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,660
National Rural Utilities Cooperative Finance Corp., 2.40%,03/15/30 (Call 12/15/29)	50	51,071
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	52,228
3.55%, 05/01/27 (Call 02/01/27)	10	11,090
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	27,139

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	$5	$5,687
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	15	14,477
3.63%, 02/15/31 (Call 02/15/26)(b)	10	9,600
6.63%, 01/15/27 (Call 07/15/21)	10	10,376
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,434
3.25%, 05/15/29 (Call 02/15/29)	10	10,903
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,551
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	5	5,275
3.70%, 11/15/28 (Call 08/15/28)	5	5,623
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	46,353
4.55%, 07/01/30 (Call 01/01/30)	50	52,695
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	10,215
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	5	4,998
5.25%, 07/01/30 (Call 07/01/25)	15	15,198
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	5,094
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	27,965
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	33,727
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5	5,445
3.40%, 02/01/28 (Call 11/01/27)	50	54,612
Southern California Edison Co.
6.65%, 04/01/29	5	6,171
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,209
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	35	38,057
Series A, 3.70%, 04/30/30 (Call 01/30/30)	50	54,782
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,955
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	28,076
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	26,580
4.38%, 05/01/29 (Call 05/01/24)(b)	15	15,083
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,233
5.50%, 09/01/26 (Call 09/01/21)(b)	15	15,499
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,394
		1,597,486
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	10	10,225
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	10	9,873
4.75%, 06/15/28 (Call 06/15/23)(b)	10	10,159
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,635
		46,892
Electronics — 0.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	5	5,410
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,786
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	12,200
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,717
	Par
Security	(000)	Value

Electronics (continued)
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	$10	$10,900
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	26,780
2.70%, 08/15/29 (Call 05/15/29)	10	10,604
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,805
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	25	25,254
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,379
3.95%, 01/12/28 (Call 10/12/27)	6	6,669
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5	5,787
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	5	5,007
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,890
4.38%, 02/15/30 (Call 11/15/29)(b)	5	5,170
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,781
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	5	4,955
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(b)	10	9,916
2.95%, 04/01/31 (Call 01/01/31)(b)	7	6,931
		173,941
Energy - Alternate Sources — 0.0%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	5	5,202
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	10	10,223
5.00%, 01/31/28 (Call 07/31/27)(b)	10	10,525
		25,950
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	15	16,606
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	5	5,018
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,974
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	5,102
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(b)	5	5,138
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	5	5,102
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	5,049
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,672
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	5	5,587
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,929
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	5	5,041
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	10,361
		88,579
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	5,307
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	5	5,152
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(b)	20	22,162
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	5,091
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	5	5,128
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,400
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	15	15,554
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	5	4,967

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Entertainment (continued)
4.75%, 10/15/27 (Call 10/15/22)(b)	$10	$10,213
6.50%, 05/15/27 (Call 05/15/23)(b)	15	16,556
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	10	10,014
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	20	21,372
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	5	5,189
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	11,089
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)	5	5,188
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	10	10,392
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	10	9,437
3.88%, 07/15/30 (Call 07/15/25)(b)	5	5,065
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	25	26,043
		204,319
Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	5	5,157
6.00%, 01/01/27 (Call 01/01/22)	5	5,233
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	10	9,722
4.00%, 08/01/28 (Call 08/01/23)(b)	5	4,825
5.13%, 12/15/26 (Call 12/15/22)(b)	10	10,509
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	27,514
3.95%, 05/15/28 (Call 02/15/28)	20	22,544
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	10,002
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	9,818
4.25%, 12/01/28 (Call 09/01/28)	5	5,728
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	35	35,176
3.15%, 11/15/27 (Call 08/15/27)	40	43,650
		189,878
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	15	14,392
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,351
4.88%, 02/15/30 (Call 02/15/25)(b)	15	15,632
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	10	10,341
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	5	4,777
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	28,334
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	5,161
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	60	62,819
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	5,191
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	75	82,684
6.50%, 04/15/29 (Call 04/15/24)(b)	10	11,210
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	10	11,030
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	60	66,019
	Par
Security	(000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$20	$21,091
3.88%, 05/15/27 (Call 02/15/27)	15	16,429
4.25%, 03/01/31 (Call 12/01/30)	15	16,711
4.63%, 01/30/29 (Call 10/30/28)	25	28,275
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	20	22,360
4.50%, 01/15/29 (Call 10/15/28)	5	5,847
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(b)	10	11,017
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,422
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	35,261
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	28,704
Pilgrim's Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(b)	10	10,111
5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,318
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	25	25,167
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,559
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,187
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	5,222
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	10	10,119
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	10	11,021
5.20%, 04/01/29 (Call 01/01/29)(b)	25	28,971
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	15,148
3.25%, 07/15/27 (Call 04/15/27)	10	10,893
3.30%, 07/15/26 (Call 04/15/26)	15	16,398
5.95%, 04/01/30 (Call 01/01/30)	25	31,894
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	10	9,944
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	27,687
4.35%, 03/01/29 (Call 12/01/28)	35	40,480
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(b)	5	4,984
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	10	10,701
		819,862
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	15	15,491
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	5	5,124
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	5	5,066
10.50%, 05/15/29 (Call 05/15/24)(b)	5	5,262
		30,943
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	5	4,909
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	11,488
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	60	60,616
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	10	10,315
		87,328
Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	26,189
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,754

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	$10	$11,187
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	25	27,052
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	27,575
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	10	10,627
		113,384
Health Care - Products — 0.2%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	35	39,659
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,620
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	5	5,680
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	60	61,136
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	5,177
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	20	22,903
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	25,934
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	15	14,623
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,222
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	10	11,087
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	3	3,261
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	22	24,506
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	15	15,519
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	40	43,295
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,644
		299,266
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	5	5,192
5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,614
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	36,820
3.65%, 12/01/27 (Call 09/01/27)	30	33,467
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(b)	10	9,641
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	40	38,320
3.00%, 10/15/30 (Call 07/15/30)	15	15,022
3.38%, 02/15/30 (Call 02/15/25)	40	40,433
4.25%, 12/15/27 (Call 12/15/22)	20	21,008
4.63%, 12/15/29 (Call 12/15/24)	45	48,674
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	5	5,011
4.00%, 03/15/31 (Call 03/15/26)(b)	5	5,089
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,153
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	10	9,816
5.63%, 03/15/27 (Call 12/15/23)(b)	10	10,481
6.00%, 01/15/29 (Call 01/15/24)(b)	20	20,946
6.13%, 04/01/30 (Call 04/01/25)(b)	10	9,953
6.88%, 04/15/29 (Call 04/15/24)(b)	20	20,543
8.00%, 12/15/27 (Call 12/15/22)(b)	10	10,959
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	15	14,381
4.63%, 06/01/30 (Call 06/01/25)(b)	30	30,635
	Par
Security	(000)	Value

Health Care - Services (continued)
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	$15	$15,481
4.75%, 02/01/30 (Call 02/01/25)	10	10,531
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	25	25,682
4.13%, 06/15/29 (Call 03/15/29)	50	56,086
5.63%, 09/01/28 (Call 03/01/28)	25	29,144
5.88%, 02/01/29 (Call 08/01/28)	5	5,868
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	25	26,553
3.95%, 03/15/27 (Call 12/15/26)	8	9,015
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	13,282
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	4,893
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,607
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	10,193
4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,316
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	5,168
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	5,507
4.20%, 06/30/29 (Call 03/30/29)	5	5,720
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	26,946
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,417
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,784
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	25	25,000
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,879
6.13%, 10/01/28 (Call 10/01/23)(b)	35	36,530
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,443
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,779
UnitedHealth Group Inc.
2.88%, 08/15/29	50	53,518
2.95%, 10/15/27	20	21,822
3.88%, 12/15/28	25	28,614
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	10	9,926
		921,862
Holding Companies - Diversified — 0.1%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	10	10,313
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	5	5,073
Huarong Finance 2017 Co. Ltd., 4.25%, 11/07/27(d)	200	133,292
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	15	14,712
5.25%, 05/15/27 (Call 11/15/26)	15	15,381
		178,771
Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	5	4,922
5.00%, 06/15/29 (Call 06/15/24)(b)	5	5,021
Brookfield Residential Properties Inc./Brookfield Residential US LLC, 6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,276
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	5	5,377
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)	5	5,220

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Builders (continued)
KB Home
4.80%, 11/15/29 (Call 05/15/29)	$10	$10,746
6.88%, 06/15/27 (Call 12/15/26)	5	5,916
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	10	9,978
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	14,566
3.85%, 01/15/30 (Call 07/15/29)	5	5,357
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	10,454
Shea Homes LP/Shea Homes Funding Corp., 4.75%,
04/01/29 (Call 04/01/24)(b)	5	4,993
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	5	5,366
5.75%, 01/15/28 (Call 10/15/27)(b)	15	16,679
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,458
4.88%, 03/15/27 (Call 12/15/26)	5	5,662
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	5,339
5.70%, 06/15/28 (Call 12/15/27)	5	5,484
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	5,132
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,831
		147,777
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,868
4.40%, 03/15/29 (Call 12/15/28)	5	5,667
Tempur Sealy International Inc., 4.00%, 04/15/29(Call 04/15/24)(b)	20	20,031
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,882
		42,448
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,925
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	5,904
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	5,107
4.13%, 04/30/31 (Call 04/30/26)(b)	5	5,025
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,430
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	22,620
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,492
3.95%, 11/01/28 (Call 08/01/28)	5	5,738
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)	5	5,084
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	5	4,874
5.00%, 10/01/29 (Call 10/01/24)(b)	5	5,305
5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,731
		97,235
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 4.25%, 02/15/29 (Call 02/15/24)(b)	10	9,766
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	10,806
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	5,003
6.75%, 10/15/27 (Call 10/15/22)(b)	15	15,476
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	15	17,076
	Par
Security	(000)	Value

Insurance (continued)
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	$50	$54,106
Americo Life Inc., 3.45%, 04/15/31(b)	100	100,870
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	5	5,318
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	51,876
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	28,310
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	20,371
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,986
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	27,711
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	27,860
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	5	4,995
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	15	16,423
5.63%, 05/15/30 (Call 02/15/30)	5	6,064
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	5	4,992
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	27,518
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	11,780
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	5,714
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	56,669
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	28,374
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	104,080
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,385
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,803
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	28,403
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	5,211
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	28,981
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	33,289
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	27,577
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	31	36,169
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,671
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	65	77,023
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	5,288
New York Life Global Funding, 3.00%, 01/10/28(b)	25	26,978
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	5,517
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	50	49,381
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	5,138
Progressive Corp. (The), 2.45%, 01/15/27	25	26,605
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,574
Prudential Financial Inc., 4.50%, 09/15/47 (Call 09/15/27)(a)	25	27,000
Prudential PLC, 3.13%, 04/14/30	50	53,481
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	5	5,344
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	10	11,087
3.95%, 09/15/26 (Call 06/15/26)	5	5,595
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	5,169
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	60	67,442
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	11,040
Voya Financial Inc., 3.65%, 06/15/26	20	22,267
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,510
		1,243,072

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet — 0.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	$40	$42,026
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	60	66,244
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	4,908
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	5	4,918
6.13%, 12/01/28 (Call 12/01/23)(b)	5	5,109
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5	5,511
4.63%, 04/13/30 (Call 01/13/30)	60	70,373
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	5	5,311
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	27,821
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	30	33,326
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	5	4,801
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	30	29,967
3.25%, 02/15/30 (Call 11/15/29)	32	32,890
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	20	19,276
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	5,255
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	10	9,944
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,131
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,356
Netflix Inc.
4.38%, 11/15/26(c)	25	28,197
4.88%, 04/15/28	10	11,494
4.88%, 06/15/30 (Call 03/15/30)(b)	15	17,292
5.38%, 11/15/29(b)	10	11,817
5.88%, 11/15/28	25	30,229
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)	5	4,952
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	5	5,461
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	27,545
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	220,656
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(b)	10	10,793
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,488
8.00%, 11/01/26 (Call 11/01/21)(b)	20	21,619
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,619
		800,329
Iron & Steel — 0.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	5	5,274
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	10	10,900
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	10	10,912
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)	5	5,137
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	5	4,955
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	20	21,632
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	5	5,200
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	15	15,698
Vale Overseas Ltd., 6.25%, 08/10/26	30	36,290
		115,998
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	40	42,497
	Par
Security	(000)	Value

Leisure Time (continued)
9.88%, 08/01/27 (Call 02/01/24)(b)	$30	$35,191
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	5	4,958
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	5	5,225
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28 (Call 10/01/27)(b)	25	26,387
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)	15	15,406
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,067
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,992
		139,723
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	10,225
4.75%, 06/15/31 (Call 06/15/26)(b)	5	5,052
6.00%, 08/15/26 (Call 08/15/21)	10	10,403
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	5	5,421
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)	10	10,643
5.75%, 05/01/28 (Call 05/01/23)(b)	25	26,937
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(b)	10	10,107
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	13,103
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	26,250
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	32	36,185
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,526
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/22)	10	10,155
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	4	4,208
4.75%, 10/15/28 (Call 07/15/28)	10	10,560
5.50%, 04/15/27 (Call 01/15/27)	17	18,538
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	10,114
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(b)	5	5,157
6.00%, 04/01/27 (Call 01/01/27)	5	5,532
6.63%, 07/31/26 (Call 04/30/26)(b)	10	11,448
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	5,111
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	20	21,157
		262,832
Machinery — 0.3%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	5	5,015
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	10	10,054
4.13%, 04/15/29 (Call 04/15/24)(b)	5	5,041
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	50	52,605
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	20	22,307
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	55	60,084
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	5,117
John Deere Capital Corp.
2.25%, 09/14/26	5	5,300
2.45%, 01/09/30	10	10,386
3.45%, 03/07/29	5	5,571
Mueller Water Products Inc.
4.00%, 06/15/29 (Call 06/15/24)(b)	5	5,101

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
5.50%, 06/15/26 (Call 06/17/21)(b)	$5	$5,145
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	10,819
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	60	62,471
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,581
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	5	5,198
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	28,845
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	10,978
		315,618
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	15	15,910
2.38%, 08/26/29 (Call 05/26/29)	10	10,373
2.88%, 10/15/27 (Call 07/15/27)	25	27,209
3.63%, 09/14/28 (Call 06/14/28)	5	5,635
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(b)(c)	25	25,375
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,573
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	5,781
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	25	27,560
3.63%, 05/01/30 (Call 02/01/30)	50	54,989
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	5	4,986
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	15	16,182
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	27,309
3.25%, 06/14/29 (Call 03/14/29)	5	5,413
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,864
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	40	44,234
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	35	39,114
		321,507
Media — 1.3%
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	14,894
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	10	9,910
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	25	24,951
4.50%, 08/15/30 (Call 02/15/25)(b)	30	30,565
4.75%, 03/01/30 (Call 09/01/24)(b)	35	36,321
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,714
5.13%, 05/01/27 (Call 05/01/22)(b)	50	52,390
5.38%, 06/01/29 (Call 06/01/24)(b)	20	21,719
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	5	5,441
4.20%, 03/15/28 (Call 12/15/27)	50	55,779
5.05%, 03/30/29 (Call 12/30/28)	20	23,314
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	15	15,134
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,503
3.15%, 02/15/28 (Call 11/15/27)	35	38,157
3.30%, 02/01/27 (Call 11/01/26)	25	27,509
3.40%, 04/01/30 (Call 01/01/30)	50	54,547
4.15%, 10/15/28 (Call 07/15/28)	60	69,257
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	27,377
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	210,262
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	30	22,264
6.63%, 08/15/27 (Call 08/15/22)(b)(c)	20	11,417
	Par
Security	(000)	Value

Media (continued)
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	$50	$53,582
DISH DBS Corp.
5.13%, 06/01/29(b)	15	14,892
7.38%, 07/01/28 (Call 07/01/23)	10	10,732
7.75%, 07/01/26	20	22,715
Entercom Media Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	5,089
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	65	75,541
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	10	10,205
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	10	9,826
5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,812
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,287
8.38%, 05/01/27 (Call 05/01/22)	15	16,063
Liberty Interactive LLC, 8.25%, 02/01/30	10	11,492
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(b)	15	15,147
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	15	15,281
5.63%, 07/15/27 (Call 07/15/22)(b)	10	10,580
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	10	10,140
6.50%, 09/15/28 (Call 09/15/23)(b)	20	20,587
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	4,880
5.38%, 01/15/31 (Call 01/15/26)(b)	5	5,015
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,344
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(b)	10	9,759
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	15	15,036
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,165
5.38%, 07/15/26 (Call 07/15/21)(b)	25	25,769
TCI Communications Inc., 7.13%, 02/15/28	5	6,626
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	20	20,435
5.00%, 09/15/29 (Call 09/15/24)	20	20,439
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	60	61,765
2.95%, 06/15/27	10	10,943
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	15	15,182
6.63%, 06/01/27 (Call 06/01/23)(b)	15	16,255
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	15	15,879
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	55	58,227
3.70%, 06/01/28 (Call 03/01/28)	55	60,355
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,209
Walt Disney Co. (The)
2.20%, 01/13/28	40	41,215
2.65%, 01/13/31	50	51,730
		1,622,624
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	10	10,424

Mining — 0.4%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	15	16,000
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	5	5,300
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	5	4,926

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27
(Call 05/01/27)(d)	$200	$218,052
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31
(Call 01/01/31)(b)	20	20,875
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	25	26,880
4.63%, 08/01/30 (Call 08/01/25)	10	10,980
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	38,865
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28
(Call 08/01/23)(b)	9	9,949
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,750
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	10	10,914
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,211
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	25	26,268
5.88%, 09/30/26 (Call 09/30/21)(b)	25	26,068
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	14	18,906
		444,944
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29
(Call 02/15/23)	10	10,154
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)	10	10,375
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	10,353
		30,882
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	5,230
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	16,329
		21,559
Oil & Gas — 1.8%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	5	5,015
7.63%, 02/01/29 (Call 02/01/24)(b)	10	11,000
8.38%, 07/15/26 (Call 01/15/24)(b)	5	5,640
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	21	21,541
4.88%, 11/15/27 (Call 05/15/27)	15	15,748
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
8.25%, 12/31/28 (Call 02/01/24)(b)	5	5,442
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26 (Call 11/01/21)(b)	5	5,161
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	27,020
3.63%, 04/06/30 (Call 01/06/30)	60	66,601
3.94%, 09/21/28 (Call 06/21/28)	10	11,351
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,463
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	35	38,720
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	20	22,222
Chesapeake Energy Corp., 5.88%, 02/01/29
(Call 02/05/24)(b)	5	5,398
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,492
3.85%, 01/15/28 (Call 10/15/27)	5	5,700
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	6	6,610
4.38%, 03/15/29 (Call 12/15/28)	10	11,259
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	5	5,331
7.25%, 03/14/27 (Call 03/14/22)(b)	10	10,746
	Par
Security	(000)	Value

Oil & Gas (continued)
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(b)	$15	$15,651
9.75%, 08/15/26 (Call 08/15/21)	15	16,271
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(b)	6	6,740
4.30%, 08/15/28 (Call 05/15/28)(b)	40	45,968
ConocoPhillips Co., 6.95%, 04/15/29	19	25,589
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	15	16,280
5.75%, 01/15/31 (Call 07/15/30)(b)	10	11,730
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29
(Call 05/01/24)(b)	5	5,140
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)(c)	5	5,015
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	30	31,853
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	100	109,872
6.88%, 04/29/30 (Call 01/29/30)	50	59,352
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28
(Call 05/01/24)(b)	5	5,002
Endeavor Energy Resources LP/EER Finance Inc., 5.75%,
01/30/28 (Call 01/30/23)(b)	5	5,292
Eni USA Inc., 7.30%, 11/15/27	15	19,637
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	5	5,149
5.00%, 01/15/29 (Call 07/15/28)	5	5,544
8.50%, 02/01/30 (Call 11/01/29)	25	32,490
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	45,880
3.63%, 09/10/28 (Call 06/10/28)	50	55,691
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	20	20,715
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	10	11,133
7.88%, 10/01/29	5	6,723
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	5,131
6.00%, 02/01/31 (Call 02/01/26)(b)	10	10,337
Indigo Natural Resources LLC, 5.38%, 02/01/29
(Call 02/01/24)(b)	5	5,026
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	28,127
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,862
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	10	10,041
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	10	10,404
7.13%, 02/01/27 (Call 02/01/23)(b)	15	16,073
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27
(Call 05/15/22)(b)	5	4,737
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	5,249
7.05%, 05/01/29	5	5,515
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)	5	4,249
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	5,224
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,900
3.50%, 08/15/29 (Call 05/15/29)	25	23,443
6.13%, 01/01/31 (Call 07/01/30)	15	16,635
6.63%, 09/01/30 (Call 03/01/30)	15	17,188
8.50%, 07/15/27 (Call 01/15/27)	20	24,339
8.88%, 07/15/30 (Call 01/15/30)	10	12,822

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	$10	$10,150
5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,659
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,959
5.15%, 11/15/29 (Call 08/15/29)	5	5,144
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28
(Call 02/15/23)	10	7,381
Petrobras Global Finance BV
6.00%, 01/27/28	200	228,578
8.75%, 05/23/26	50	64,116
Petroleos Mexicanos
6.50%, 03/13/27	200	213,426
6.84%, 01/23/30 (Call 10/23/29)	50	51,734
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	100	131,305
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	30	28,341
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)(b)	10	11,150
Shell International Finance BV
2.50%, 09/12/26	23	24,671
3.88%, 11/13/28 (Call 08/13/28)	20	22,769
Sinopec Group Overseas Development 2018 Ltd., 2.70%,
05/13/30 (Call 02/13/30)(d)	200	202,764
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)	5	5,003
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	5	5,539
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29
(Call 05/15/24)(b)	15	14,895
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	5	5,076
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	55	58,277
3.46%, 02/19/29 (Call 11/19/28)	5	5,516
Total Capital SA, 3.88%, 10/11/28	4	4,538
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/22)(b)	25	24,408
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	32,369
4.00%, 04/01/29 (Call 01/01/29)	20	21,937
Vine Energy Holdings LLC, 6.75%, 04/15/29
(Call 04/15/24)(b)	25	25,304
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,209
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	22,123
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	10	10,806
5.25%, 10/15/27 (Call 10/15/22)	3	3,210
5.75%, 06/01/26 (Call 06/03/21)	5	5,216
		2,350,052
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
6.88%, 04/01/27 (Call 04/01/22)(b)	10	10,621
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,310
3.34%, 12/15/27 (Call 09/15/27)	25	27,400
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	10	10,340
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	20	20,465
Oceaneering International Inc., 6.00%, 02/01/28
(Call 11/01/27)	5	4,970
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	11,036
4.30%, 05/01/29 (Call 02/01/29)(b)	50	56,492
	Par
Security	(000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 09/01/27 (Call 09/01/22)	$5	$5,244
		151,878
Packaging & Containers — 0.2%
Ball Corp., 2.88%, 08/15/30 (Call 05/15/30)	15	14,424
Berry Global Inc.
4.50%, 02/15/26 (Call 06/28/21)(b)	3	3,072
4.88%, 07/15/26 (Call 07/15/22)(b)	20	21,098
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 01/15/23)(b)	15	15,573
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	10	10,725
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	10,427
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 08/15/23)(b)	10	10,660
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	9,906
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,853
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	31,583
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	10,350
Intertape Polymer Group Inc., 4.38%, 06/15/29
(Call 06/15/24)(b)	5	5,050
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,680
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27
(Call 05/15/23)(b)	10	10,860
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	10,544
Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27
(Call 10/15/23)(b)	25	24,555
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	5	5,264
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	5,168
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	10,575
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	5	5,035
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,951
4.90%, 03/15/29 (Call 12/15/28)	50	59,457
		300,810
Pharmaceuticals — 1.3%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	25	26,878
4.25%, 11/14/28 (Call 08/14/28)	85	98,219
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(b)	10	10,534
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,998
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	60	56,263
Bausch Health Americas Inc., 8.50%, 01/31/27
(Call 07/31/22)(b)	25	26,830
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	10	9,358
5.00%, 02/15/29 (Call 02/15/24)(b)	10	9,175
5.25%, 01/30/30 (Call 01/30/25)(b)	10	9,201
5.25%, 02/15/31 (Call 02/15/26)(b)	10	9,143
6.25%, 02/15/29 (Call 02/15/24)(b)	20	19,554
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,250
7.25%, 05/30/29 (Call 05/30/24)(b)	10	10,325
Bayer U.S. Finance II LLC, 4.38%, 12/15/28
(Call 09/15/28)(b)	200	227,942
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	35	39,048

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	$50	$47,541
3.40%, 07/26/29 (Call 04/26/29)	50	55,475
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	45	45,468
3.40%, 03/01/27 (Call 12/01/26)	5	5,498
4.38%, 10/15/28 (Call 07/15/28)	70	80,849
CVS Health Corp.
3.00%, 08/15/26 (Call 06/15/26)	5	5,410
3.25%, 08/15/29 (Call 05/15/29)	30	32,304
3.63%, 04/01/27 (Call 02/01/27)	15	16,653
4.30%, 03/25/28 (Call 12/25/27)	102	116,959
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	50	55,513
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	5	3,457
9.50%, 07/31/27 (Call 07/31/23)(b)	10	10,185
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%,
04/01/29 (Call 04/01/24)(b)	10	9,853
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	45,502
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%,
06/01/29 (Call 06/01/24)(b)	5	5,009
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	15	15,446
Johnson & Johnson
2.95%, 03/03/27 (Call 12/03/26)	10	10,980
6.95%, 09/01/29	10	14,016
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	22,579
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	55	61,206
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	36,569
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	25	27,448
Organon Finance 1 LLC
4.13%, 04/30/28 (Call 04/30/24)(b)	20	20,183
5.13%, 04/30/31 (Call 04/30/26)(b)	20	20,560
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(b)	10	10,070
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	35	35,716
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	50	52,702
3.00%, 12/15/26	35	38,488
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26
(Call 06/23/26)	85	92,957
Teva Pharmaceutical Finance Netherlands III BV, 3.15%,
10/01/26	75	70,733
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	25	24,991
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	30	32,358
3.90%, 08/20/28 (Call 05/20/28)	14	15,805
		1,712,201
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance
Corp., 5.75%, 03/01/27 (Call 03/01/22)(b)	10	10,293
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%,
07/15/26 (Call 07/15/21)(b)	5	5,216
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,709
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	24,978
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27
(Call 01/01/27)	35	40,638
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	20	20,996
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(b)	15	15,483
4.50%, 10/01/29 (Call 10/01/24)	15	15,889
5.63%, 10/01/26 (Call 10/01/21)	25	26,012
	Par
Security	(000)	Value

Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(b)	$10	$10,344
DCP Midstream Operating LP
5.63%, 07/15/27 (Call 04/15/27)	15	16,489
8.13%, 08/16/30	5	6,503
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	15	15,060
4.38%, 06/15/31 (Call 06/15/26)(b)	10	10,054
Enable Midstream Partners LP, 4.40%, 03/15/27
(Call 12/15/26)	29	32,067
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	35	39,545
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)	60	68,947
5.25%, 04/15/29 (Call 01/15/29)	10	11,666
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	10,079
EnLink Midstream Partners LP, 4.85%, 07/15/26
(Call 04/15/26)	10	10,152
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	36,481
4.15%, 10/16/28 (Call 07/16/28)	75	85,348
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	20	20,006
4.75%, 01/15/31 (Call 07/15/30)(b)	5	5,029
5.50%, 07/15/28 (Call 04/15/28)	10	10,671
6.50%, 07/01/27 (Call 01/01/27)(b)	10	10,988
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 02/01/23)	5	5,027
8.00%, 01/15/27 (Call 01/15/24)	5	5,162
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29
(Call 01/15/24)	5	5,401
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	10	10,750
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	45	50,983
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	49,803
4.25%, 12/01/27 (Call 09/01/27)	15	17,001
4.80%, 02/15/29 (Call 11/15/28)	4	4,642
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(b)	10	10,059
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	28,620
NuStar Logistics LP
6.00%, 06/01/26 (Call 03/01/26)	10	10,714
6.38%, 10/01/30 (Call 04/01/30)	5	5,476
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%,
04/01/29 (Call 04/01/24)(b)	5	5,295
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	36,870
4.55%, 07/15/28 (Call 04/15/28)	35	39,561
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	25	27,190
Plains All American Pipeline LP/PAA Finance Corp., 3.55%,
12/15/29 (Call 09/15/29)	5	5,189
Rockies Express Pipeline LLC, 4.80%, 05/15/30
(Call 02/15/30)(b)	10	10,001
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	44,700
5.00%, 03/15/27 (Call 09/15/26)	15	17,371
5.88%, 06/30/26 (Call 12/31/25)	20	23,750
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	11	11,953
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	10,096
6.00%, 12/31/30 (Call 12/31/25)(b)	5	5,106

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)(b)	$5	$5,224
5.38%, 02/01/27 (Call 02/01/22)	5	5,200
5.50%, 03/01/30 (Call 03/01/25)	10	10,800
6.50%, 07/15/27 (Call 07/15/22)	25	27,097
6.88%, 01/15/29 (Call 01/15/24)	10	11,125
Texas Eastern Transmission LP, 3.50%, 01/15/28
(Call 10/15/27)(b)	5	5,394
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	50	56,840
4.25%, 05/15/28 (Call 02/15/28)	25	28,529
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	21,289
4.00%, 03/15/28 (Call 12/15/27)	25	28,113
Western Midstream Operating LP, 4.75%, 08/15/28
(Call 05/15/28)	25	26,871
		1,231,845
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28
(Call 05/15/23)(b)	10	10,855
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,973
4.38%, 02/01/31 (Call 02/01/26)(b)	5	4,955
5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,540
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,816
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	5	5,121
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%,
01/15/29 (Call 01/15/24)(b)	10	10,453
		51,713
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28
(Call 10/15/27)	5	5,620
American Campus Communities Operating Partnership LP,
3.30%, 07/15/26 (Call 05/15/26)	5	5,405
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	65	62,808
2.90%, 01/15/30 (Call 10/15/29)	5	5,177
3.13%, 01/15/27 (Call 10/15/26)	5	5,363
3.55%, 07/15/27 (Call 04/15/27)	20	21,906
AvalonBay Communities Inc., 3.20%, 01/15/28
(Call 10/15/27)	25	26,881
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10	10,711
2.90%, 03/15/30 (Call 12/15/29)	25	25,538
4.50%, 12/01/28 (Call 09/01/28)	25	28,819
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,668
Columbia Property Trust Operating Partnership LP, 3.65%,
08/15/26 (Call 05/15/26)	5	5,225
Crown Castle International Corp., 3.80%, 02/15/28
(Call 11/15/27)	60	66,244
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	10	10,753
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	11,026
3.70%, 08/15/27 (Call 05/15/27)	30	33,635
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	10	9,661
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,617
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	$10	$10,301
4.75%, 12/15/26 (Call 09/15/26)	5	5,261
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	50	48,502
3.20%, 11/18/29 (Call 08/18/29)	50	52,934
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	10,910
ESH Hospitality Inc., 4.63%, 10/01/27 (Call 06/11/21)(b)	15	15,903
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	5	5,197
Federal Realty Investment Trust, 3.25%, 07/15/27
(Call 04/15/27)	5	5,372
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	5	4,831
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29
(Call 10/15/28)	10	11,533
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	5	4,819
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	50	52,354
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	50	52,351
3.25%, 07/15/26 (Call 05/15/26)	5	5,449
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	10	10,998
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)	10	11,412
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	10	9,970
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,240
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,452
5.25%, 07/15/30 (Call 07/15/25)(b)	20	20,873
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	51,545
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,553
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 3.88%, 02/15/29 (Call 11/15/28)(b)	10	10,111
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,202
4.20%, 06/15/28 (Call 03/15/28)	10	11,345
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	10	10,657
5.00%, 10/15/27 (Call 10/15/22)	25	26,353
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)	25	27,416
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)	50	50,735
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	10	10,367
5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,671
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	10	10,379
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	65	65,214
2.30%, 05/01/31 (Call 02/01/31)	55	55,100
3.09%, 09/15/27 (Call 06/15/27)	20	21,859
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,789
3.65%, 01/15/28 (Call 10/15/27)	5	5,519
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,184
3.60%, 02/01/27 (Call 11/01/26)	5	5,537
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	10	9,955

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.75%, 10/15/27 (Call 10/15/22)	$5	$5,092
SBA Communications Corp., 3.13%, 02/01/29
(Call 02/01/24)(b)	30	28,789
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	15	13,557
5.50%, 12/15/27 (Call 09/15/27)	5	5,151
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	10,174
3.38%, 12/01/27 (Call 09/01/27)	48	52,476
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	50	55,689
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	50	52,539
4.45%, 09/15/26 (Call 06/15/26)	5	5,603
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	5,603
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,712
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	4,961
6.50%, 02/15/29 (Call 02/15/24)(b)	10	9,898
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	31	35,251
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	11,214
4.88%, 06/01/26 (Call 03/01/26)	5	5,777
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	10,115
4.13%, 08/15/30 (Call 02/15/25)(b)	5	5,075
4.63%, 12/01/29 (Call 12/01/24)(b)	25	26,168
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	51,393
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	52,254
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	28,200
6.95%, 10/01/27	5	6,503
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	5,085
		1,613,489
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,891
4.00%, 10/15/30 (Call 10/15/25)(b)	25	24,218
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,248
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	50	47,038
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	5	5,318
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	20	21,938
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	5,158
4.75%, 03/01/30 (Call 03/01/25)	10	10,495
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	27,887
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%,
04/01/27 (Call 04/01/23)(b)(e)	5	5,189
Beacon Roofing Supply Inc., 4.13%, 05/15/29
(Call 05/15/24)(b)	5	4,944
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,762
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	5	5,156
5.88%, 10/01/28 (Call 10/01/23)(b)	5	5,241
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	10,059
3.00%, 05/18/27 (Call 02/18/27)	5	5,490
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	22,178
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	40	45,017
	Par
Security	(000)	Value

Retail (continued)
4.13%, 05/01/28 (Call 02/01/28)	$5	$5,680
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	39,632
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29
(Call 04/01/24)(b)	10	9,696
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	5	5,171
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(b)	10	9,805
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)	15	17,477
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	5	5,028
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	5	5,029
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	15	15,794
2.80%, 09/14/27 (Call 06/14/27)	50	54,272
2.95%, 06/15/29 (Call 03/15/29)	25	26,961
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,656
L Brands Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	10	11,432
6.69%, 01/15/27	5	5,750
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	5	5,112
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(b)	5	5,138
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	5	5,140
4.38%, 01/15/31 (Call 10/15/25)(b)	10	10,550
Lowe's Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	8	8,718
3.65%, 04/05/29 (Call 01/05/29)	60	66,347
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(Call 04/01/24)(b)(c)	5	5,323
Magic Mergeco Inc.
5.25%, 05/01/28 (Call 11/01/23)(b)	10	10,116
7.88%, 05/01/29 (Call 05/01/24)(b)	15	15,297
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	49,891
3.50%, 03/01/27 (Call 12/01/26)	5	5,539
3.80%, 04/01/28 (Call 01/01/28)	15	16,869
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,871
5.63%, 05/01/27 (Call 05/01/22)	25	26,396
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	7	7,188
4.38%, 04/01/30 (Call 01/01/30)	12	12,329
6.95%, 03/15/28	5	5,824
O'Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	29	33,298
Park River Holdings Inc., 5.63%, 02/01/29 (Call 02/01/24)(b)	5	4,788
Penske Automotive Group Inc., 5.50%, 05/15/26
(Call 06/24/21)	5	5,147
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	10	10,222
4.75%, 02/15/27 (Call 11/15/26)	5	5,277
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(b)	10	10,414
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	10	10,426
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	5,047
6.13%, 07/01/29 (Call 07/01/24)(b)	5	5,100
Staples Inc., 10.75%, 04/15/27 (Call 04/15/22)(b)(c)	15	15,354
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	5	5,286

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.50%, 03/01/28 (Call 12/01/27)	$6	$6,616
3.55%, 08/15/29 (Call 05/15/29)	50	55,113
4.00%, 11/15/28 (Call 08/15/28)	5	5,682
Suburban Propane Partners LP/Suburban Energy Finance
Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	10	10,113
Superior Plus LP/Superior General Partner Inc., 4.50%,
03/15/29 (Call 03/15/24)(b)	5	5,084
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	10	10,314
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	28,201
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	13	14,213
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	5	5,248
3.25%, 07/08/29 (Call 04/08/29)	10	11,097
3.70%, 06/26/28 (Call 03/26/28)	60	68,114
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	5,273
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	15	14,814
4.75%, 01/15/30 (Call 10/15/29)(b)	10	10,691
		1,135,190
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	5,382
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	5	5,545
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	26,943
3.88%, 01/15/27 (Call 10/15/26)	60	65,996
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	50	48,049
4.75%, 04/15/29 (Call 01/15/29)	10	11,452
5.00%, 04/15/30 (Call 01/15/30)	60	69,490
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	5	5,020
4.38%, 04/15/28 (Call 04/15/23)(b)	10	10,428
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	50	57,345
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	40,035
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	41,881
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(b)	50	53,975
3.88%, 06/18/26 (Call 04/18/26)(b)	5	5,563
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,162
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	10,892
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	35,306
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,953
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,258
2.90%, 11/03/27 (Call 08/03/27)	5	5,454
		524,129
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	35	38,414
Software — 0.5%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	5,529
3.40%, 06/15/27 (Call 03/15/27)	25	27,623
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,260
2.30%, 02/01/30 (Call 11/01/29)	10	10,249
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,093
	Par
Security	(000)	Value

Software (continued)
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	$10	$9,831
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	5	5,182
3.40%, 06/27/26 (Call 03/27/26)	6	6,571
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,634
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	5	5,191
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,547
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26
(Call 02/15/22)(b)	3	3,197
Dun & Bradstreet Corp./The, 10.25%, 02/15/27
(Call 02/15/22)(b)	6	6,618
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	54,411
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	10	10,220
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	50	53,399
3.30%, 02/06/27 (Call 11/06/26)	45	50,142
MSCI Inc.
3.88%, 02/15/31 (Call 06/01/25)(b)	10	10,155
4.00%, 11/15/29 (Call 11/15/24)(b)	20	20,766
5.38%, 05/15/27 (Call 05/15/22)(b)	10	10,667
Nuance Communications Inc., 5.63%, 12/15/26
(Call 12/15/21)	5	5,254
Open Text Corp., 5.88%, 06/01/26 (Call 06/28/21)(b)	5	5,158
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,105
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	50	51,305
2.95%, 04/01/30 (Call 01/01/30)	50	52,127
3.25%, 11/15/27 (Call 08/15/27)	50	54,439
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	9,857
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	10	9,626
5.38%, 12/01/28 (Call 12/01/23)(b)(c)	5	5,045
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	4,873
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	10	11,202
4.20%, 09/15/28 (Call 06/15/28)	29	33,099
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	22,635
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	21,193
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	5	5,031
3.88%, 03/15/31 (Call 03/15/26)	10	10,115
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	33,387
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(b)	5	4,894
		687,630
Telecommunications — 1.2%
Altice France SA/France, 5.13%, 07/15/29 (Call 04/15/24)(b)	100	99,184
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	15	16,755
4.10%, 02/15/28 (Call 11/15/27)	60	67,913
4.30%, 02/15/30 (Call 11/15/29)	55	62,713
4.35%, 03/01/29 (Call 12/01/28)	30	34,371
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	15	15,912
British Telecommunications PLC, 9.63%, 12/15/30	45	69,978
Cisco Systems Inc., 2.50%, 09/20/26 (Call 06/20/26)	40	43,129
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/23)(b)	10	10,695
CommScope Technologies LLC, 5.00%, 03/15/27
(Call 03/15/22)(b)	10	10,072

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26
(Call 10/01/22)(b)	$25	$25,891
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	5	5,098
6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,405
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	15,378
5.88%, 10/15/27 (Call 10/15/23)(b)	15	15,937
5.88%, 11/01/29 (Call 11/01/24)	3	2,979
6.75%, 05/01/29 (Call 05/01/24)(b)	15	15,653
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	27,815
6.63%, 08/01/26	5	5,553
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	5	5,332
3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,595
3.75%, 07/15/29 (Call 01/15/24)(b)	15	14,483
4.25%, 07/01/28 (Call 07/01/23)(b)	15	15,046
4.63%, 09/15/27 (Call 09/15/22)(b)	10	10,292
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	15	15,479
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	15,191
4.50%, 01/15/29 (Call 01/15/24)(b)	10	9,673
Series G, 6.88%, 01/15/28.	10	11,125
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	50	57,459
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	5	4,769
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28
(Call 10/01/23)(b)	5	5,075
Sprint Capital Corp., 6.88%, 11/15/28	25	31,291
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(b)	10	9,924
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	5	4,764
5.63%, 12/06/26 (Call 12/06/23)(b)	5	4,994
6.50%, 10/15/27 (Call 10/15/22)(b)	5	4,776
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	20	21,271
3.70%, 09/15/27 (Call 06/15/27)	5	5,608
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	10	9,653
2.88%, 02/15/31 (Call 02/15/26)	10	9,654
3.38%, 04/15/29 (Call 04/15/24)	20	20,320
3.38%, 04/15/29 (Call 04/15/24)(b)	6	6,105
3.50%, 04/15/31 (Call 04/15/26)	15	15,241
3.50%, 04/15/31 (Call 04/15/26)(b)	8	8,137
3.88%, 04/15/30 (Call 01/15/30)	125	137,060
4.75%, 02/01/28 (Call 02/01/23)	25	26,730
5.38%, 04/15/27 (Call 04/15/22)	5	5,302
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	55	51,793
2.55%, 03/21/31 (Call 12/21/30)	55	55,404
2.63%, 08/15/26	10	10,630
4.02%, 12/03/29 (Call 09/03/29)	50	56,625
4.13%, 03/16/27	80	91,370
4.33%, 09/21/28	59	67,976
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,454
Vodafone Group PLC
4.38%, 05/30/28	50	57,631
7.00%, 04/04/79 (Call 01/04/29)(a)	25	30,090
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,322
	Par
Security	(000)	Value

Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 06/28/21)(b)	$20	$19,648
6.13%, 03/01/28 (Call 03/01/23)(b)	10	10,178
		1,521,901
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,184
3.90%, 11/19/29 (Call 08/19/29)	25	27,461
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	5	5,119
		34,764
Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,437
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27
(Call 03/15/27)	5	5,509
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/23)(b)	5	5,122
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	5	5,678
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	67,250
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	23,203
4.20%, 10/17/28 (Call 07/17/28)	5	5,762
4.25%, 05/15/30 (Call 02/15/30)	25	28,745
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	5	5,211
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,342
3.80%, 08/01/28 (Call 05/01/28)	15	16,865
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	16,107
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	15,614
2.40%, 02/05/30 (Call 11/05/29)	10	10,210
3.95%, 09/10/28 (Call 06/10/28)	20	22,805
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	5	5,237
3.05%, 11/15/27 (Call 08/15/27)	5	5,542
4.45%, 04/01/30 (Call 01/01/30)	35	41,854
		302,493
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	5	5,204
9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,785
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	27,097
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%,
11/15/26 (Call 08/15/26)(b)	25	27,197
		65,283
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	50	52,387
3.75%, 09/01/28 (Call 06/01/28)	5	5,613
		58,000
Total Corporate Bonds & Notes — 27.1%
(Cost: $33,529,402)	.	34,726,962

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.13%, 07/09/30(g)	$155	$52,598
1.00%, 07/09/29	30	10,608
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 06/28/21)(g)	180	66,576
1.00%, 07/09/29 (Call 06/28/21)	41	15,807
		145,589
Bahrain — 0.2%
CBB International Sukuk Programme Co. SPC, 4.50%,
03/30/27(d)	200	210,060
Brazil — 0.2%
Brazilian Government International Bond, 4.63%, 01/13/28
(Call 10/13/27)	200	217,904
Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	40	44,580
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,319
Province of New Brunswick Canada, 3.63%, 02/24/28	15	17,070
Province of Quebec Canada
2.75%, 04/12/27	50	54,475
Series PD, 7.50%, 09/15/29	10	14,317
		135,761
China — 0.2%
Export-Import Bank of China (The), 3.38%, 03/14/27(d)	200	220,998
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	113,226
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	12	6,696
0.50%, 07/31/30(d)(g)	37	32,839
		39,535
Egypt — 0.2%
Egypt Government International Bond, 5.88%, 06/11/25(d)	200	215,156
Hong Kong — 0.1%
Airport Authority, 2.40%, (Call 03/08/28)(a)(d)(i)	200	198,190
Indonesia — 0.3%
Indonesia Government International Bond, 3.85%,
07/18/27(d)	200	222,798
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26(d)	200	227,608
		450,406
Japan — 0.1%
Japan Bank for International Cooperation, 1.25%, 01/21/31	200	190,402
Lebanon — 0.0%
Lebanon Government International Bond, 6.60%,
11/27/26(d)(j)(k)	25	3,384
Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	226,082
Oman — 0.2%
Oman Government International Bond, 4.75%, 06/15/26(d)	200	206,622
	Par
Security	(000)	Value

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	$48	$66,646
9.38%, 04/01/29	46	67,987
		134,633
Peru — 0.1%
Peruvian Government International Bond, 2.84%, 06/20/30	100	101,815
Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	216,466
Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	236,022
Russia — 0.2%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(d)	200	222,882
12.75%, 06/24/28(d)	50	83,441
		306,323
Saudi Arabia — 0.3%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	211,490
Saudi Government International Bond, 4.38%, 04/16/29(d)	200	231,268
		442,758
South Africa — 0.2%
Republic of South Africa Government International Bond,
4.85%, 09/30/29	200	212,328
Supranational — 0.7%
Asian Development Bank
0.75%,10/08/30	50	46,158
1.75%, 09/19/29	45	45,860
1.88%, 01/24/30	5	5,130
2.50%, 11/02/27	35	37,751
2.63%, 01/12/27	30	32,650
2.75%, 01/19/28	20	21,907
European Investment Bank
0.00%, 11/06/26(h)	30	28,415
1.63%, 10/09/29	50	50,562
2.38%, 05/24/27	5	5,383
Inter-American Development Bank
1.13%, 01/13/31	300	285,720
2.25%, 06/18/29	55	58,298
2.38%, 07/07/27	35	37,483
3.13%, 09/18/28	55	61,740
International Bank for Reconstruction & Development
0.88%, 05/14/30	100	94,215
1.75%, 10/23/29	50	50,931
International Finance Corp., 0.75%, 08/27/30	20	18,528
		880,731
Turkey — 0.2%
Turkey Government International Bond
4.25%, 04/14/26	200	190,534
11.88%, 01/15/30(c)	50	68,215
		258,749
Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/27(d)	100	111,224
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%,
09/30/29(d)	200	209,110

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

United Arab Emirates (continued)
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	$200	$207,302
		416,412
Total Foreign Government Obligations — 4.6%
(Cost: $5,653,236)		5,890,776

Municipal Debt Obligations

California — 0.1%
State of California GO, 2.50%, 10/01/29	50	52,604
University of California RB, Series BG, 1.32%, 05/15/27
(Call 03/15/27)	10	10,010
		62,614
Total Municipal Debt Obligations — 0.1%
(Cost: $62,388)		62,614

U.S. Government Agency Obligations

Mortgage-Backed Securities — 47.8%
Federal Home Loan Mortgage Corp.
1.50%, 06/17/36(l)	250	253,037
2.00%, 07/14/51(l)	1,075	1,083,336
2.50%, 01/01/33	14	14,258
3.00%, 03/01/46	186	196,314
3.00%, 07/01/46	12	12,505
3.00%, 08/01/46	84	88,582
3.00%, 09/01/46	53	56,703
3.00%, 10/01/46	30	31,256
3.00%, 12/01/46	283	298,535
3.00%, 01/01/47	47	49,055
3.00%, 02/01/47	150	157,860
3.00%, 06/01/47	110	116,856
3.00%, 08/01/47	18	19,160
3.00%, 09/01/47	36	38,160
3.00%, 10/01/47	31	32,244
3.50%, 06/01/34	16	16,694
3.50%, 03/01/38	87	92,281
3.50%, 10/01/42	64	69,016
3.50%, 10/01/44	31	32,796
3.50%, 03/01/46	146	157,524
3.50%, 12/01/46	20	21,771
3.50%, 01/01/47	29	30,664
3.50%, 04/01/47	54	57,356
3.50%, 07/01/47	52	55,120
3.50%, 08/01/47	9	9,530
3.50%, 09/01/47	106	113,046
3.50%, 12/01/47	8	8,237
3.50%, 02/01/48	117	123,413
3.50%, 03/01/48	50	53,279
3.50%, 05/01/48	36	37,690
3.50%, 04/01/49	88	94,576
3.50%, 05/01/49	16	16,700
3.50%, 06/01/49	27	29,406
4.00%, 09/01/45	21	22,619
4.00%, 02/01/46	152	164,995
4.00%, 10/01/46	10	10,599
4.00%, 10/01/47	5	4,860
4.00%, 01/01/48	42	45,261
4.00%, 02/01/48	18	19,179
4.00%, 06/01/48	37	40,571

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/48	$26	$27,616
4.00%, 01/01/49	9	9,376
4.50%, 10/01/48	39	43,039
4.50%, 01/01/49	26	28,649
5.00%, 12/01/41	326	368,816
Federal National Mortgage Association
2.00%, 06/01/51	176	177,962
2.50%, 05/01/36	49	51,644
3.00%, 06/17/36(l)	214	225,425
3.00%, 02/01/47	43	45,544
3.50%, 06/01/50	3,866	4,105,403
3.50%, 11/01/51	426	462,395
4.00%, 06/17/36(l)	44	46,805
4.00%, 02/01/47	43	47,080
4.00%, 02/01/57	33	36,445
4.50%, 06/14/51(l)	995	1,073,569
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	280	325,861
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	88	95,957
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	37,561
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	100	110,970
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	203,209
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	100	116,179
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	113,844
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	70	76,737
Government National Mortgage Association
1.50%, 06/21/51(l)	275	271,761
2.00%, 04/20/51	1,371	1,396,070
2.00%, 06/21/51(l)	425	432,130
2.50%, 12/20/46	63	65,942
2.50%, 01/20/47	30	31,680
2.50%, 08/20/50	231	239,540
2.50%, 09/20/50	335	346,888
2.50%, 12/20/50	122	126,591
2.50%, 01/20/51	320	331,208
2.50%, 02/20/51	148	153,366
2.50%, 05/20/51	325	336,995
2.50%, 06/21/51(l)	1,128	1,168,094
3.00%, 05/20/45	130	138,106
3.00%, 07/20/45	109	115,907
3.00%, 10/20/45	12	12,474
3.00%, 11/20/45	369	390,633
3.00%, 12/20/45	34	35,790
3.00%, 01/20/46	18	19,517
3.00%, 02/20/46	42	44,094
3.00%, 03/20/46	24	25,381
3.00%, 05/20/46	52	54,754
3.00%, 06/20/46	38	39,520
3.00%, 07/20/46	32	33,559
3.00%, 08/20/46	170	179,129
3.00%, 09/20/46	103	108,411
3.00%, 11/20/46	52	54,391
3.00%, 12/20/46	152	159,829
3.00%, 02/20/47	32	33,331
3.00%, 06/20/47	49	51,599
3.00%, 11/20/47	210	221,754
3.00%, 12/20/47	227	238,881
3.00%, 01/20/48	103	108,237
3.00%, 02/20/48	35	36,833
3.00%, 04/20/49	668	704,101

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/49	$31	$32,694
3.00%, 01/20/50	216	225,183
3.00%, 02/20/50	245	255,386
3.00%, 08/20/50	226	235,818
3.00%, 01/20/51	15	16,010
3.00%, 06/21/51(l)	50	52,159
3.50%, 09/20/42	330	356,761
3.50%, 10/20/42	14	14,803
3.50%, 12/20/42	270	291,991
3.50%, 04/20/43	98	106,277
3.50%, 11/20/45	72	77,380
3.50%, 12/20/45	7	7,538
3.50%, 03/20/46	84	89,460
3.50%, 04/20/46	39	41,695
3.50%, 06/20/46	142	151,328
3.50%, 12/20/46	35	37,243
3.50%, 01/20/47	10	10,187
3.50%, 02/20/47	24	25,388
3.50%, 03/20/47	11	11,791
3.50%, 09/20/47	36	38,518
3.50%, 11/20/47	58	61,432
3.50%, 12/15/47	72	77,510
3.50%, 02/20/48	34	36,019
3.50%, 04/20/48	86	92,750
3.50%, 08/20/48	74	78,780
3.50%, 01/20/49	31	33,298
3.50%, 03/20/50	97	102,330
3.50%, 05/20/50	216	227,042
3.50%, 08/20/50	879	929,821
4.00%, 04/20/47	161	173,079
4.00%, 06/20/47	106	114,077
4.00%, 07/20/47	295	316,363
4.00%, 11/20/47	58	62,433
4.00%, 03/20/48	80	85,758
4.00%, 04/20/48	39	41,109
4.00%, 05/15/48	22	23,521
4.00%, 05/20/48	96	102,750
4.00%, 08/20/48	102	108,776
4.00%, 09/20/48	40	42,948
4.00%, 11/20/48	215	230,181
4.00%, 02/20/50	161	171,124
4.00%, 06/21/51(l)	83	88,041
4.50%, 10/20/46	73	81,355
4.50%, 06/20/47	9	10,211
4.50%, 04/20/48	26	28,183
4.50%, 06/20/48	13	13,916
4.50%, 08/20/48	99	107,209
4.50%, 10/20/48	200	215,400
4.50%, 12/20/48	44	47,600
4.50%, 03/20/49	19	20,250
4.50%, 06/20/49	182	194,744
4.50%, 07/20/49	51	54,068
4.50%, 08/20/49	12	12,671
5.00%, 04/20/48	28	30,782
5.00%, 05/20/48	56	61,528
5.00%, 11/20/48	11	12,402
5.00%, 12/20/48	68	73,679
5.00%, 01/20/49	98	106,588
5.00%, 05/20/49	9	9,621
5.00%, 06/20/49	303	330,255
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/21/51(l)	$237	$257,286
Uniform Mortgage-Backed Securities
1.50%, 06/14/51(l)	1,775	1,741,268
2.00%, 12/01/35	48	49,771
2.00%, 02/01/36	267	275,869
2.00%, 03/01/36	25	26,296
2.00%, 06/17/36(l)	248	256,205
2.00%, 09/01/50	387	392,195
2.00%, 10/01/50	98	99,687
2.00%, 01/01/51	295	299,337
2.00%, 02/01/51	1,217	1,232,702
2.00%, 03/01/51	793	803,339
2.00%, 04/01/51	1,022	1,033,467
2.00%, 05/01/51	1,290	1,305,061
2.00%, 06/14/51(l)	3,216	3,247,972
2.50%, 04/01/32	43	45,380
2.50%, 07/01/35	44	46,291
2.50%, 10/01/35	90	94,891
2.50%, 06/17/36(l)	174	181,643
2.50%, 04/01/47	48	49,357
2.50%, 06/01/50	66	68,811
2.50%, 07/01/50	92	95,761
2.50%, 08/01/50	145	150,239
2.50%, 09/01/50	797	827,130
2.50%, 10/01/50	1,165	1,207,478
2.50%, 11/01/50	1,797	1,863,841
2.50%, 01/01/51	468	485,826
2.50%, 02/01/51	98	101,762
2.50%, 03/01/51	148	154,177
2.50%, 05/01/51	275	284,794
2.50%, 06/01/51	800	829,762
2.50%, 06/14/51(l)	1,446	1,496,977
3.00%, 03/01/30	61	64,713
3.00%, 01/01/31	48	50,675
3.00%, 02/01/31	13	14,304
3.00%, 02/01/32	14	14,794
3.00%, 06/01/32	13	13,552
3.00%, 11/01/32	14	15,342
3.00%, 12/01/32	12	13,066
3.00%, 01/01/33	12	13,048
3.00%, 02/01/33	14	14,594
3.00%, 09/01/34	108	114,653
3.00%, 12/01/34	96	101,164
3.00%, 11/01/42	7	7,790
3.00%, 09/01/43	9	9,585
3.00%, 01/01/44	13	14,182
3.00%, 10/01/44	156	165,540
3.00%, 03/01/45	80	84,972
3.00%, 05/01/45	39	41,229
3.00%, 07/01/46	468	494,061
3.00%, 08/01/46	36	37,905
3.00%, 11/01/46	332	350,037
3.00%, 12/01/46	214	225,594
3.00%, 01/01/47	91	96,229
3.00%, 02/01/47	287	302,105
3.00%, 03/01/47	162	171,160
3.00%, 07/01/47	81	85,651
3.00%, 08/01/47	12	12,493
3.00%, 12/01/47	70	73,767
3.00%, 03/01/48	28	29,035

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/48	$104	$108,522
3.00%, 09/01/49	170	180,415
3.00%, 11/01/49	14	14,944
3.00%, 12/01/49	866	905,006
3.00%, 02/01/50	293	306,371
3.00%, 03/01/50	103	108,567
3.00%, 04/01/50	227	237,899
3.00%, 05/01/50	227	238,110
3.00%, 07/01/50	455	476,067
3.00%, 08/01/50	171	180,675
3.00%, 09/01/50	156	162,824
3.00%, 10/01/50	87	91,922
3.00%, 06/14/51(l)	1,000	1,044,390
3.50%, 03/01/33	15	16,598
3.50%, 04/01/33	23	25,045
3.50%, 05/01/33	15	15,749
3.50%, 02/01/34	39	42,448
3.50%, 07/01/34	27	28,729
3.50%, 08/01/34	18	19,154
3.50%, 06/17/36(l)	68	72,625
3.50%, 02/01/45	16	17,658
3.50%, 01/01/46	25	26,602
3.50%, 03/01/46	75	80,629
3.50%, 07/01/46	12	13,475
3.50%, 08/01/46	443	476,210
3.50%, 10/01/46	100	106,808
3.50%, 12/01/46	83	90,100
3.50%, 01/01/47	105	112,844
3.50%, 02/01/47	35	37,593
3.50%, 05/01/47	24	25,416
3.50%, 08/01/47	23	24,819
3.50%, 11/01/47	16	16,936
3.50%, 01/01/48	199	212,566
3.50%, 02/01/48	237	253,075
3.50%, 03/01/48	9	9,373
3.50%, 04/01/48	69	73,729
3.50%, 05/01/48	19	20,308
3.50%, 06/01/48	55	58,171
3.50%, 11/01/48	20	20,983
3.50%, 01/01/49	96	101,199
3.50%, 04/01/49	16	17,114
3.50%, 06/01/49	148	159,624
3.50%, 07/01/49	197	208,743
3.50%, 11/01/49	130	137,521
3.50%, 03/01/50	65	68,570
3.50%, 06/14/51(l)	300	316,635
4.00%, 07/01/32	15	15,636
4.00%, 05/01/33	12	13,014
4.00%, 06/01/33	11	11,760
4.00%, 07/01/33	8	8,013
4.00%, 12/01/33	36	38,609
4.00%, 06/01/38	10	11,205
4.00%, 01/01/45	67	73,545
4.00%, 03/01/45	13	14,007
4.00%, 06/01/45	27	29,758
4.00%, 06/01/46	118	129,843
4.00%, 07/01/46	365	394,930
4.00%, 10/01/46	14	15,157
4.00%, 02/01/47	10	10,662
4.00%, 08/01/47	8	8,593
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/47	$73	$79,043
4.00%, 10/01/47	79	87,183
4.00%, 01/01/48	86	91,649
4.00%, 09/01/48	435	464,028
4.00%, 10/01/48	42	44,635
4.00%, 11/01/48	51	54,734
4.00%, 12/01/48	27	28,492
4.00%, 01/01/49	18	19,659
4.00%, 02/01/49	13	14,156
4.00%, 03/01/49	53	56,415
4.00%, 04/01/49	74	80,659
4.00%, 05/01/49	44	47,789
4.00%, 06/01/49	97	105,794
4.00%, 07/01/49	73	79,478
4.00%, 08/01/49	148	158,125
4.00%, 11/01/49	65	69,491
4.00%, 12/01/49	46	48,570
4.00%, 02/01/50	12	12,834
4.00%, 04/01/50	488	526,248
4.00%, 05/01/50	118	126,073
4.00%, 06/01/50	131	139,618
4.00%, 06/14/51(l)	1,220	1,303,180
4.00%, 07/14/51(l)	150	160,344
4.50%, 01/01/44	188	207,849
4.50%, 02/01/46	25	28,097
4.50%, 04/01/47	13	14,035
4.50%, 10/01/47	28	30,481
4.50%, 03/01/48	21	22,976
4.50%, 06/01/48	18	19,558
4.50%, 07/01/48	6	7,008
4.50%, 08/01/48	48	52,229
4.50%, 10/01/48	75	80,681
4.50%, 11/01/48	92	99,853
4.50%, 12/01/48	117	127,176
4.50%, 01/01/49	41	43,757
4.50%, 02/01/49	144	155,506
4.50%, 04/01/49	144	158,235
4.50%, 05/01/49	63	68,205
4.50%, 07/01/49	32	34,633
4.50%, 08/01/49	35	38,062
5.00%, 03/01/48	8	8,520
5.00%, 04/01/48	33	35,775
5.00%, 05/01/48	22	24,507
5.00%, 07/01/48	31	34,208
5.00%, 01/01/49	24	26,180
5.00%, 04/01/49	37	40,691
5.00%, 06/14/51(l)	624	685,046
5.50%, 01/01/47	21	24,285
6.00%, 02/01/49	46	54,825
		61,292,723
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	50	53,908
3.00%, 03/10/28	60	66,697
3.13%, 06/13/25	135	148,497
Federal National Mortgage Association, 1.88%, 09/24/26	75	78,954

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)		Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
2.88%, 09/15/24	$25		$26,988
Series A, 2.88%, 02/01/27	25		27,474
			402,518
U.S. Government Obligations — 17.5%
U.S. Treasury Note/Bond
0.63%, 12/31/27	1,300		1,255,516
0.63%, 05/15/30	3,500		3,240,234
0.63%, 08/15/30	500		461,016
0.75%, 04/30/26(c)	800		799,187
0.75%, 01/31/28	1,500		1,458,516
0.88%, 11/15/30(c)	1,500		1,411,406
1.13%, 02/15/31(c)	1,550		1,487,516
1.25%, 04/30/28	400		400,563
1.50%, 08/15/26	1,025		1,059,273
1.63%, 05/15/26	500		520,508
1.63%, 08/15/29	735		747,288
1.63%, 05/15/31	600		602,531
1.75%, 12/31/26	245		256,063
1.75%, 11/15/29(c)	350		358,969
2.00%, 11/15/26	750		793,828
2.13%, 05/31/26	600		639,328
2.25%, 02/15/27	475		509,104
2.25%, 08/15/27	200		214,172
2.38%, 05/15/27	475		512,406
2.38%, 05/15/29	700		752,391
2.63%, 02/15/29	840		918,750
2.88%, 05/15/28	950		1,054,648
2.88%, 08/15/28	950		1,055,391
3.13%, 11/15/28	540		609,778
5.25%, 02/15/29	550		707,609
6.50%, 11/15/26(c)	60		77,888
6.63%, 02/15/27	350		460,523
			22,364,402
Total U.S. Government Agency Obligations — 65.6%
(Cost: $82,932,689)			84,059,643

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co.	0	(m)	7,880

Total Common Stocks — 0.0%
(Cost $1,700)			7,880

Short-Term Investments

Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(n)(o)	15,774		15,783,585
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(n)(o)(p)	4,327		4,326,773
			20,110,358
Total Short-Term Investments — 15.7%
(Cost: $20,105,189)			20,110,358

Total Investments Before TBA Sales Commitments — 114.8%
(Cost: $144,437,505)			147,120,073

	Par
Security	(000)	Value

TBA Sales Commitments(l)

Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities
2.50%, 06/17/36	(49)	$(51,153)
4.00%, 06/14/51	(150)	(160,227)
5.00%, 06/14/51	(300)	(329,613)
		(540,993)
Total TBA Sales Commitments — (0.4)%
(Proceeds: $(541,941))		(540,993)

Total Investments, Net of TBA Sales Commitments — 114.4%
(Cost: $143,895,564)		146,579,080

Other Assets, Less Liabilities — (14.4)%		(18,430,370)

Net Assets — 100.0%		$128,148,710

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Zero-coupon bond.

(i)	Perpetual security with no stated maturity date.

(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	TBA transaction.

(m)	Rounds to less than 1,000.

(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period-end.

(p)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,665,418	$117,792	(a)	$—	$589	$(214)	$15,783,585	15,774	$3,961		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,204,374	122,399	(a)	—	—	—	4,326,773	4,327	1,119	(b)	—
					$589	$(214)	$20,110,358		$5,080		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$50,005	$—	$50,005
Collaterized Mortgage Obligations	—	2,211,835	—	2,211,835
Corporate Bonds & Notes	—	34,726,962	—	34,726,962
Foreign Government Obligations	—	5,890,776	—	5,890,776
Municipal Debt Obligations	—	62,614	—	62,614
U.S. Government & Agency Obligations	—	84,059,643	—	84,059,643
Common Stocks	7,880	—	—	7,880
Money Market Funds	20,110,358	—	—	20,110,358
	20,118,238	127,001,835	—	147,120,073
Liabilities
TBA Sales Commitments	—	(540,993)	—	(540,993)
	$20,118,238	$126,460,842	$—	$146,579,080

Portfolio Abbreviations - Fixed Income

GO	General Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced